Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Schedule of Deferred Income Tax

All figures in £ millions	2024	2023

Deferred income tax assets	52	35

Deferred income tax liabilities	(63)	(46)

Net deferred income tax liability	(11)	(11)

Schedule of Detailed Information about Unrecognised Tax Losses Explanatory
At 31 December 2024, the Group has gross tax losses for which no deferred tax asset is recognised of £965m (2023: £1,029m). The expiry date and key geographic split of these losses is set out in the following table.

	Gross				Tax effected

Year ended 31 December 2024	UK	US	Other	Total	UK	US	Other	Total

Tax losses expiring:
Within 10 years	–	443	21	464	–	92	5	97
Within 10-20 years	–	135	–	135	–	7	–	7
Available indefinitely	167	38	161	366	42	2	52	96

Total	167	616	182	965	42	101	57	200

	Gross				Tax effected

Year ended 31 December 2023	UK	US	Other	Total	UK	US	Other	Total

Tax losses expiring:
Within 10 years	–	437	34	471	–	91	9	100
Within 10-20 years	–	143	–	143	–	7	–	7
Available indefinitely	168	48	199	415	42	2	65	109

Total	168	628	233	1,029	42	100	74	216

Schedule of Movement on Net Deferred Income Assets and Liabilities
The movement in deferred income tax assets and liabilities during the year is as follows:

All figures in £ millions	Trading losses	Accruals and other provisions	Retirement benefit obligations	Deferred revenue	Goodwill and intangibles	Interest limitations	Other	Total

Deferred income tax assets/(liabilities)
At 1 January 2023	130	67	(127)	63	(206)	55	38	20
Exchange differences	(1)	(3)	(1)	(3)	9	(2)	1	–
Acquisitions and disposals of subsidiaries	(3)	6	–	–	(26)	–	–	(23)
Income statement benefit/(charge)	(25)	(11)	(6)	(17)	71	(19)	(21)	(28)

Tax charge in OCI/equity	–	–	20	–	–	–	–	20
At 31 December 2023	101	59	(114)	43	(152)	34	18	(11)
Exchange differences	(2)	–	–	–	–	–	(1)	(3)
Acquisitions and disposals of subsidiaries	–	–	–	–	–	–	–	–
Income statement benefit/(charge)	(23)	(2)	3	2	29	(16)	4	(3)

Tax charge in OCI/equity	–	7	(2)	–	–	–	1	6
At 31 December 2024	76	64	(113)	45	(123)	18	22	(11)